INTANGIBLE ASSETS - Components Of Partnership Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 1,060	$ 899	$ 1,054
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	1,128	958
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ (68)	$ (59)